Fair Value Measurements - Summary of Change in the Fair Value of the Warrants (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	$ 53	$ 800	$ 107	$ 2,133	$ 2,133
Issued in connection with Term Loan						$ 26,400
Change in fair value	(47)	(160)	(101)	(1,493)	$ (2,026)	(24,267)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]					Fair Value Adjustment of Warrants
Balance, end of period	6	640	6	640	$ 107	2,133
Term Loan Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	802		1,226	0	0
Issued in connection with Term Loan		5,236		5,236	5,236
Amended in connection with Second Amendment	802		802
Change in fair value	(755)	(2,123)	(1,179)	(2,123)	(4,010)
Balance, end of period	$ 849	$ 3,113	$ 849	$ 3,113	$ 1,226	$ 0